REVENUES - Timing of Revenue Recognition From Contracts with Customers (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Revenues from contracts with customers	$ 44,946	$ 36,136	$ 42,308
Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	28,947	21,680	28,718
Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	3,878	3,805	3,947
Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	12,121	10,651	9,643
Corporate and other
Disclosure of operating segments [line items]
Revenues from contracts with customers	0	0	0
Goods and services provided at a point in time
Disclosure of operating segments [line items]
Revenues from contracts with customers	38,077	29,483	33,858
Goods and services provided at a point in time | Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	24,810	17,665	23,070
Goods and services provided at a point in time | Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	1,403	1,382	1,379
Goods and services provided at a point in time | Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	11,864	10,436	9,409
Goods and services provided at a point in time | Corporate and other
Disclosure of operating segments [line items]
Revenues from contracts with customers	0	0	0
Services transferred over a period of time
Disclosure of operating segments [line items]
Revenues from contracts with customers	6,869	6,653	8,450
Services transferred over a period of time | Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	4,137	4,015	5,648
Services transferred over a period of time | Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	2,475	2,423	2,568
Services transferred over a period of time | Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	257	215	234
Services transferred over a period of time | Corporate and other
Disclosure of operating segments [line items]
Revenues from contracts with customers	$ 0	$ 0	$ 0